Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Significant Accounting Policies [Line Items]
Cash held					$ 1,404,160	$ 2,083,696
Impairment of intangible assets			$ 39,166
Lease term	12 months		12 months		12 months	12 months	12 months	12 months	12 months
Recognized income tax rate			50.00%		50.00%
Advertising and marketing expenses			$ 5,251	$ 7,800	$ 19,791	$ 31,733
Number of operating segment			1	1	1	1
Fair value of the bonus rights liability	$ 46,765		$ 46,765		$ 84,125	$ 8,295
Fair value of the warrant liability	946,105		$ 946,105		$ 4,455,747	205,989
Promissory note bears interest rate					5.50%			5.50%
Net monetary liabilities (in Dollars)							$ 57,000	$ 36,000
Change in exchange rate			10.00%		10.00%
Change in net loss and comprehensive loss			$ 4,200		$ (14,500)
Grant income			272,340
Grant income	$ 138,561		$ 272,340		$ 191,087
License [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	15 years		15 years		15 years		15 years	15 years
Impairment of intangible assets			$ 39,166
Promissory Note [Member]
Significant Accounting Policies [Line Items]
Promissory note bears interest rate	7.00%		7.00%		7.00%	2.00%	7.00%	7.00%	2.00%
Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Cash held	$ 430,562		$ 430,562		$ 475,567
United States [Member]
Significant Accounting Policies [Line Items]
Number of operating segment			2		2
CANADA
Significant Accounting Policies [Line Items]
Number of operating segment					2	2
Net monetary liabilities (in Dollars)								$ 36,000	$ 690,000